CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		$ 28,885,579	¥ 203,548,005	¥ 487,938,864	¥ 358,649,298
COST OF REVENUES		(18,348,491)	(129,296,306)	(264,679,547)	(108,623,048)
GROSS PROFIT		10,537,088	74,251,699	223,259,317	250,026,250
OPERATING EXPENSES
Selling expenses		(949,709)	(6,692,316)	(8,824,405)	(5,257,331)
General and administrative expenses		(9,274,441)	(65,354,201)	(22,936,520)	(20,058,463)
Research and development expenses		(11,162,043)	(78,655,572)	(331,274,831)	(145,346,168)
Provision for doubtful accounts		(121,718)	(857,713)	(2,976,474)	(515,345)
Change in fair value of warrant liability		52,927	372,961	4,415,328
Total operating expenses		(21,454,984)	(151,186,841)	(361,596,902)	(171,177,307)
INCOME (LOSS) FROM OPERATIONS		(10,917,896)	(76,935,142)	(138,337,585)	78,848,943
OTHER INCOME (EXPENSE)
Finance income, net		477,257	3,363,084	1,669,078	626,796
Impairment loss for unconsolidated entities				(1,600,000)
Profit or loss on disposal of subsidiaries		(2,168,242)	(15,278,949)
Other income, net		443,343	3,124,103	983,466	973,932
Total other income, (expenses), net		(1,247,642)	(8,791,762)	1,052,544	1,600,728
INCOME (LOSS) BEFORE INCOME TAXES		(12,165,538)	(85,726,904)	(137,285,041)	80,449,671
BENEFIT OF (PROVISION FOR) INCOME TAXES		587,354	4,138,906	826,140	794,803
NET INCOME (LOSS)		(11,578,184)	(81,587,998)	(136,458,901)	81,244,474
Less: Net income (loss) attributable to non-controlling interests		(29,195)	(205,725)	291,987	(66)
NET LOSS ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC. ORDINARY SHAREHOLDERS		(11,548,989)	(81,382,273)	(136,750,888)	81,244,540
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		257,860	1,817,059	995,415	(32,022)
COMPREHENSIVE INCOME (LOSS)		(11,320,324)	(79,770,939)	(135,463,486)	81,212,452
Less: Comprehensive income (loss) attributable to non-controlling interests		(29,195)	(205,725)	291,987	(66)
COMPREHENSIVE LOSS ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC		$ (11,291,129)	¥ (79,565,214)	¥ (135,755,473)	¥ 81,212,518
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES1
Weighted average number of ordinary shares outstanding - basic	[1]	2,167,379	2,167,379	2,007,160	13,200,000
Weighted average number of ordinary shares outstanding - diluted	[1]	2,167,379	2,167,379	2,007,160	13,200,000
EARNINGS (LOSS) PER SHARE1
Earnings (loss) per share - basic | (per share)	[1]	$ (5.33)	¥ (37.55)	¥ (68.13)	¥ 6.15
Earnings (loss) per share - diluted | (per share)	[1]	$ (5.33)	¥ (37.55)	¥ (68.13)	¥ 6.15
Products [Member]
OPERATING REVENUES
Total operating revenues		$ 3,179,016	¥ 22,401,569	¥ 124,609,677	¥ 102,209,275
Services [Member]
OPERATING REVENUES
Total operating revenues		$ 25,706,563	¥ 181,146,436	¥ 363,329,187	¥ 256,440,023

[1]	All period results have been adjusted for the reverse stock split effective February 2, 2024 (See Note 18 - Subsequent Event).